Significant Contingencies and Unrecognized Contract Commitments - Additional Information (Detail) $ in Millions, ¥ in Billions, $ in Billions		12 Months Ended
	Jul. 01, 2016 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016	Dec. 31, 2017 TWD ($)	Dec. 31, 2017 CNY (¥)
Disclosure of contingent liabilities [Line Items]
Patent license agreements and development contracts of intellectual property, contract amount				$ 12.0
Royalties and development fees not yet recognized				0.9
Construction contracts, amount				3.7
Construction contracts not yet recognized				0.6
Technology licenses [Member]
Disclosure of contingent liabilities [Line Items]
Claim amount	$ 10
Claim interest rate	12.00%
UNITED SEMICONDUCTOR (XIAMEN) CO., LTD. (USC) [Member]
Disclosure of contingent liabilities [Line Items]
Amount of investment In subsidiaries | ¥					¥ 4.6
Amount of investment approved		$ 1,300
Ownership interest in subsidiary		51.02%	29.41%
UNITED SEMICONDUCTOR (XIAMEN) CO., LTD. (USC) [Member] | Top of Range [Member]
Disclosure of contingent liabilities [Line Items]
Expected investment in subsidiaries		$ 1,400
Machinery and equipment [Member]
Disclosure of contingent liabilities [Line Items]
Amounts available under unused letters of credit for importing machinery and equipment				$ 0.7